Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
BMO Small-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Small-Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under "How to Buy Shares – Purchase of Class A Shares – Class A Shares – Sales Charge" on page 8 of this Prospectus and under "How to Buy Shares – Class A Shares – Waivers and Reductions of Sales Charges" beginning on page 8 of this Prospectus and "How to Buy Shares" beginning on page B-38 of the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Management Fees are based on estimated amounts for the current fiscal year. Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its assets in growth-oriented common stocks of small-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 2000® Growth Index. The largest company by market capitalization in the Russell 2000® Growth Index was approximately $6.7 billion as of October 31, 2016 and the median market capitalization of companies in the Index as of the same period was $796 million. The Fund may at times focus its investments in one or more sectors.

The Adviser selects stocks using a unique, growth-oriented approach focusing on high quality companies with sustainable earnings growth that are available at reasonable prices, which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. In general, the Adviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the Adviser’s investment process begins by using tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team’s qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management.

From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Common Stock Risks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors.

Corporate Restructuring Risks. Securities of companies that are involved in company turnarounds or corporate restructurings may present special risk because of the high degree of uncertainty that can be associated with such events. It is possible that the market price of securities of companies involved in company turnarounds or corporate restructurings may be subject to significant and unpredictable fluctuations.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Sector Risks. Companies with similar characteristics, such as those within similar industries, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Small-Cap Company Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money. U.S. and international markets have experienced significant volatility in recent years, which may increase the risks of investing in the securities held by the Fund. Policy changes by the U.S. government and/or Federal Reserve, such as raising interest rates, also could cause increased volatility in financial markets and higher levels of shareholder redemptions, which could have a negative impact on the Fund. Adverse market events also may lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not included because Class A shares do not have one full calendar year of performance as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not included because Class A shares do not have one full calendar year of performance as of the date of this Prospectus.
BMO Small-Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.69%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	$ 613
3 Years	rr_ExpenseExampleYear03	853
5 Years	rr_ExpenseExampleYear05	1,111
10 Years	rr_ExpenseExampleYear10	1,849
1 Year	rr_ExpenseExampleNoRedemptionYear01	613
3 Years	rr_ExpenseExampleNoRedemptionYear03	853
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,849

[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
[2]	Management Fees are based on estimated amounts for the current fiscal year.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.